September 9, 2011



VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	First Symetra National Life Insurance Co of NY Separate
		Account S (811-07949)

Dear Commissioners:

	On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2011 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the semiannual report mailing.

	We incorporate by reference the following semiannual reports for the underlying funds:


		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001437749-11-006311
		Date of Filing:  08/23/2011

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-11-001511
		Date of Filing:  08/22/2011

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001145443-11-000866
		Date of Filing:  09/02/2011

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-11-000085
		Date of Filing:  08/26/2011

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000356494-11-000010
		Date of Filing:  08/22/2011
		Accession No.:  0000823535-11-000054
		Date of Filing:  08/26/2011



If you have any questions regarding this filing, please contact me at
(425) 256-5026.

					Sincerely,

					/s/Jacqueline M. Veneziani
					--------------------------
					Jacqueline M. Veneziani
					Vice President and
					Associate General Counsel